Shareholders’ Equity (Details) - USD ($)						1 Months Ended											6 Months Ended
	Sep. 29, 2024	Aug. 22, 2024	Dec. 28, 2023	Nov. 20, 2023	Nov. 08, 2023	Oct. 31, 2024	Aug. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Aug. 31, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Oct. 21, 2024	Jul. 31, 2024	Jun. 30, 2024 [1]	Mar. 27, 2023	Dec. 19, 2022
Shareholders Equity [Line Items]
Reverse share split																	100-for-1
Authorized share capital	$ 32,000,000
Sale of stock units (in Shares)			15,000	20,000	11,200
Sale of stock price (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares price (in Dollars per share)		$ 40	$ 40	$ 25	$ 25
Stock compensation expense																	$ 0		$ 2,100,000
Issued fair value for Compensation																	1,665,300
Ordinary shares total consideration																			7,200,000
Restricted Stock [Member]
Shareholders Equity [Line Items]
Stock compensation expense																	$ 9,000		48,000
Common Stock [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Reverse share split	the shareholders of the Company approved the proposal to effect a reverse share split at a ratio of up to one-for-two hundred fifty (“Reverse Split”)
Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares)	280,000,000,000																280,000,000,000	[1]				280,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001																$ 0.0001	[1]				$ 0.0001
Ordinary shares price (in Dollars per share)												$ 0.0001									$ 125
Stock compensation expense																	$ 1,700,000		$ 0
Convertible note payable amount converted																	$ 7,545,668
Convertible note payable shares converted (in Shares)																	3,248,597
Class A Ordinary Shares [Member] | 2024 Equity Inventive Plan [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share)																				$ 20
Class A Ordinary Shares [Member] | Service Providers [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share)																							$ 184	$ 71
Shares issued for services (in Shares)														18,000		15,000
Fair value for services														$ 3,312,000		$ 1,065,000
Class A Ordinary Shares [Member] | Convertible Notes Payable [Member]
Shareholders Equity [Line Items]
Conversion price per share (in Dollars per share)																	$ 2.32
Class A Ordinary Shares [Member] | Concert Cooperation Agreement [Member]
Shareholders Equity [Line Items]
Ordinary shares total consideration												$ 8,000,000
Shares issued for acquisition (in Shares)												64,000
Class A Ordinary Shares [Member] | Annual Meeting Shareholders [Member]
Shareholders Equity [Line Items]
Ordinary shares due to round up adjustment (in Shares)																	181,446
Class A Ordinary Shares [Member] | Mr. Louis Luo [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares)									500						50,000
Fair value									$ 14,000						$ 81,800
Service vest period									1 year						1 year
Class A Ordinary Shares [Member] | Ms. Lili Jiang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares)								30					3,000
Fair value								$ 660					$ 5,490
Service vest period								1 year					1 year
Class A Ordinary Shares [Member] | Ms. Wei Zhang [Member]
Shareholders Equity [Line Items]
Restricted common stock, shares (in Shares)							50				50
Fair value							$ 2,900				$ 6,400
Service vest period							1 year				1 year
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member] | 2024 Equity Inventive Plan [Member]
Shareholders Equity [Line Items]
Shares issued for compensation (in Shares)						83,120
Issued fair value for Compensation						$ 1,662,400
Class B Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares value (in Shares)	40,000,000,000																40,000,000,000	[1]				40,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001																$ 0.0001	[1]				$ 0.0001
Securities Purchase Agreement [Member]
Shareholders Equity [Line Items]
Sale of stock units (in Shares)		23,500
Sale of stock price (in Dollars per share)		$ 0.0001
IPO [Member]
Shareholders Equity [Line Items]
Gross proceeds of IPO		$ 940,000	$ 600,000	$ 500,000	$ 280,000
Vendor [Member] | Class A Ordinary Shares [Member]
Shareholders Equity [Line Items]
Ordinary shares price (in Dollars per share)										$ 30									$ 30
Ordinary shares total consideration										$ 7,200,000
Shares issued for acquisition (in Shares)										240,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024